Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Payment Obligations for Operating Leases	Future minimum payments required under operating lease obligations as of December 31, 2013 were as follows:
Total Minimum
2014	Lease Payments

$45,670	$45,670